Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities:
Net income (loss)	$ (48,052)	$ (12,330)
Depreciation of property and equipment	2,343	2,346
Loss (gain) on disposal of property, equipment and inventory	85	(36)
Gains on sales of marketable securities	0	(5)
Grants recognized in other income and income from operations	(502)	(769)
Remeasurement of acquisition liabilities and royalty agreement	34,669	(4,018)
Calculated Interest on amortized method	(985)	0
Stock compensation expense	1,456	2,344
Income tax	(6,455)
Increase (decrease) in cash from:
Accounts receivable	(748)	3,400
Inventory	(1,345)	316
Prepaid expenses and other current assets	(568)	353
Research and development tax credit receivable	2,814	(4,425)
Accounts payable	1,095	(505)
Deferred revenue	204	(2,953)
Accrued expenses	2,056	(451)
Other current liabilities	(70)	(51)
Other long-term assets and liabilities	345	(135)
Net cash provided by (used in) operating activities	(13,658)	(16,919)
Cash flows from investing activities:
Purchases of property and equipment	(766)	(805)
Proceeds from disposal of property and equipment	7	67
Purchase of marketable securities	(730)	(3,230)
Proceeds from sales of marketable securities	5,708	11,681
Cash transferred on acquisition	0	1,771
Net cash provided by (used in) investing activities	4,218	9,484
Cash flows from financing activities:
Proceeds from loan or conditional grants	14,407	6,668
Reimbursment of loan or conditional grants	(257)	(114)
Earnout payments for acquisition	(107)	0
Principal payments on capital lease obligations	(58)	(65)
Cash proceeds from issuance of ordinary shares and warrants	400	607
Net cash provided by (used in) financing activities	14,386	7,096
Effect of exchange rate changes on cash and cash equivalents	117	5
Net increase (decrease) in cash and cash equivalents	5,063	(334)
Cash and cash equivalents, beginning of period	2,742	3,456
Cash and cash equivalents, end of period	7,807	3,122
Supplemental disclosures of cash flow information:
Income tax paid	80	95
Interest paid	$ 792	$ 52